Business Combination (Details)				6 Months Ended
	Jun. 06, 2022 USD ($)	Jun. 06, 2022 CNY (¥)	Sep. 01, 2021 $ / shares shares	Sep. 30, 2022
Business Combination
Issuance of ordinary shares for acquisition of new subsidiary			2,900,000
Jisen Information
Business Combination
Issuance of ordinary shares for acquisition of new subsidiary			2,900,000
Jisen Information | Computer software copyrights
Business Combination
Estimated useful life of identifiable intangible assets acquired				5 years
Jisen Information | Jisen Information
Business Combination
Percentage of ownership acquired	100.00%	100.00%	100.00%
Amount of business consideration	$ 1,408,490	¥ 10,000,000
Issuance of ordinary shares for acquisition of new subsidiary			2,900,000
Share price of ordinary shares issued for business combination | $ / shares			$ 1.60